Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (8,573,128)	$ (11,855,207)	$ (19,326,909)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation	3,035,122	802,725	1,538,802
Loss from impairment of cost method investment			1,479,571
Loss from impairment of goodwill			13,463,224
Equity in earnings of subsidiaries, VIEs and VIE’s subsidiaries	(2,773,839)
Changes in assets and liabilities:
Prepaid expenses and other current assets	1,131,750	471,699	321,279
Accrued expenses and other current liabilities	(1,189,465)	(715,741)	(4,571,482)
Net cash (used in) provided by operating activities	158,656	(29,042,932)	(23,786,442)
Investing activities:
Net cash provided by (used in) investing activities	7,577,511	10,960,855	(32,775,996)
Financing activities:
Proceeds from stock options exercised by employees	640	3,200	22,025
Net cash provided by financing activities	(12,137,905)	(5,668,804)	12,738,788
Effect of exchange rate changes	(133,308)	15,785	1,691,264
Net increase (decrease) in cash and cash equivalents	(4,535,046)	(23,735,096)	(42,132,386)
Cash and cash equivalents, beginning of year	40,905,996	64,641,092	106,773,478
Cash and cash equivalents, end of year	36,370,950	40,905,996	64,641,092
Parent Company [Member]
Operating activities:
Net loss	(8,573,128)	(11,855,207)	(19,326,909)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation	2,539,274	207,677	945,868
Loss from impairment of cost method investment			1,479,571
Loss from impairment of goodwill			50,534
Equity in earnings of subsidiaries, VIEs and VIE’s subsidiaries	4,985,519	9,674,955	16,643,739
Changes in assets and liabilities:
Prepaid expenses and other current assets	(63,446)	26,907	(31,865)
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	(4,092,500)	317,359	(902,476)
Rental deposits	(271)	(66,622)
Accrued expenses and other current liabilities	34,392	(10,225)	(52,029)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,779,098	8,095,649	307,870
Net cash (used in) provided by operating activities	(3,391,062)	6,390,493	(885,697)
Investing activities:
Dividend receivable	1,140,713	4,171,269	759,301
Capital injection to subsidiaries		(10,327,422)
Net cash provided by (used in) investing activities	1,140,713	(6,156,153)	759,301
Financing activities:
Proceeds from stock options exercised by employees	30,440	3,200	22,025
Net cash provided by financing activities	30,440	3,200	22,025
Effect of exchange rate changes		1
Net increase (decrease) in cash and cash equivalents	(2,219,909)	237,541	(104,371)
Cash and cash equivalents, beginning of year	2,941,180	2,703,639	2,808,010
Cash and cash equivalents, end of year	$ 721,271	$ 2,941,180	$ 2,703,639